INVESTMENT SECURITIES - Investments in debt securities at fair value through OCI (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESTMENT SECURITIES
Redemptions or sales	$ 43,574	$ 73,953	$ 25,911
ECL allowance (2017 and 2016: Impairment loss allowance)	31,809		(70,146)
Total reclassified to profit or loss	$ 75,383	$ 73,953	$ (44,235)